STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income
Accumulated unrealized gain on derivative instruments		$ 24
Accumulated foreign currency translation differences	1,456	1,103
Accumulated other comprehensive income	$ 1,456	$ 1,127